Trade payables and accrued liabilities (Details) - CAD ($)	Mar. 31, 2020	Dec. 31, 2019
Trade payables and accrued liabilities
Trade payables	$ 1,504,705	$ 693,502
Due to related parties (Note 17)	203,895	275,512
Accrued liabilities	385,177	1,159,212
Trade payables and accrued liabilities	$ 2,093,777	$ 2,128,226